INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended
	Jan. 26, 2022	Jun. 30, 2022	Jun. 30, 2023
Components of income tax expense:
Current tax expense	$ 366	$ 0	$ 134
Deferred tax expense	19	0	0
Total income tax expense	$ 385 [1]	$ 0 [1]	$ 134

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.